ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST                   Two World Trade Center

LETTER TO THE SHAREHOLDERS December 31, 1999            New York, New York 10048

DEAR SHAREHOLDER:

Tax-free money market yields moved higher during 1999, following the trend in the taxable money market. Although 1999 began amid fears of a global recession, economic problems overseas abated as the year progressed. At the same time the U.S. economy continued to experience robust growth, led by consumer demand. The stage was set for the Federal Reserve Board to change monetary policy and remove the liquidity it had provided during the 1998 international economic crisis. Between June and November, the Fed raised the federal funds rate a total of 75 basis points, from 4.75 percent to 5.50 percent. Subsequently, on February 2, 2000, the federal funds rate was raised an additional 25 basis points.

Within the municipal money market, the upward course of interest rates was most obvious among longer fixed-rate instruments. One-year yields fell modestly at the outset of the year, helped by heavy seasonal cash inflows. The Bond Buyer One Year Note Index, a benchmark indicator for the longest maturities in the tax-free money market sector, registered its low for the year of 2.88 percent in February. For the balance of the year, one-year yields trended upward. At the end of December 1999, the index stood at 3.97 percent, 94 basis points above its level at the end of 1998.

The ratio of the One Year Note Index to the yield for one-year U.S. Treasury bills was 67 percent at year-end, just slightly above the level of 66 percent one year earlier. A stable ratio means that the performance of securities in this sector of the municipal market has tracked the performance of Treasuries with comparable maturities.

Yields also moved higher for daily and weekly variable-rate demand obligations (VRDOs), but within widely fluctuating bands. Yields for these instruments, which are driven for the most part by changing cash flows, are subject to much larger swings than yields for longer fixed-rate investments. Weekly VRDO yields moved over a range of nearly 300 basis points during the year. Their low of 2.20 percent was set in early February when cash inflows were strong. The high of
5.00 percent came

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST
in late December amid Y2K uncertainty and expectations for the usual seasonal redemptions. Reflecting the overall rise in interest rates, however, the average yield for weekly VRDOs was 4.15 percent for the month of December 1999, up 70 basis points from their average of 3.45 percent in December 1998.

PORTFOLIO MANAGEMENT AND PERFORMANCE

Active Assets California Tax-Free Trust's annualized net investment income was
2.46 percent for the six-month period ended December 31, 1999. The Trust's thirty-day average yield was 2.76 percent as of December 31, 1999.

On December 31, the Trust's net assets totaled $787.4 million, with 69 percent of the Trust's portfolio invested in VRDOs. California-exempt commercial paper and municipal notes, the two other types of securities utilized in the portfolio, comprised 20 percent and 11 percent of the portfolio, respectively. The Trust's portfolio holdings are continuously reviewed to maintain or improve creditworthiness. In addition to evaluating the issuer's credit, particular attention is devoted to monitoring the credit quality of institutions that provide enhancement and/or liquidity facilities.

At the end of December the weighted average maturity of the Trust stood at 38 days, down from 69 days six months earlier. The longer weighted average maturity in June resulted from the purchase of newly issued one-year tax and revenue anticipation notes (TRANs). These instruments come to market in large supply each year between mid-June and early July in conjunction with the start of the new fiscal year for most municipal governments. During the final quarter of 1999, asset allocation leaned toward investments in highly liquid daily and weekly VRDOs. The emphasis on liquidity was prompted by anticipated seasonal cash outflows as well as the uncertainty arising from the Y2K changeover.

LOOKING FORWARD

The Federal Reserve Board's steps to raise short-term interest rates during the second half of 1999 confirmed its previously disclosed bias of becoming less accommodative in the face of continued strong domestic economic growth. We anticipate additional increases in the federal funds rate in the period ahead. Accordingly, we will monitor the Trust's weighted average maturity with an eye toward the Fed's stance on monetary policy. However, with the Y2K changeover now behind us, we anticipate that the Trust's new investments will again be more evenly balanced among VRDOs and fixed-rate instruments.

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

We appreciate your ongoing support of Active Assets California Tax-Free Trust and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ CHARLES A. FIUMEFREDDO                       /s/ MITCHELL M. MERIN
CHARLES A. FIUMEFREDDO                           MITCHELL M. MERIN
Chairman of the Board                            President

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited)

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL
             OBLIGATIONS (69.0%)
 $ 5,090    Alameda-Contra Costa Schools Financing Authority, Capital
             Improvements Ser B COPs....................................  4.70 %   01/07/00    $  5,090,000
  10,850    Anaheim, 1993 COPs (AMBAC)..................................  4.85     01/07/00      10,850,000
  15,000    Big Bear Lake, Southwest Gas Corp 1993 Ser A (AMT)..........  5.00     01/07/00      15,000,000
  11,970    California Alternative Energy Source Financing Authority,
             General Electric Capital Corp-Arroyo Energy 1993 Ser B
             (AMT)......................................................  5.05     01/07/00      11,970,000
  17,000    California Economic Development Financing Authority,
             California Independent System Operator Corp 1998 Ser B.....  3.40     01/07/00      17,000,000
            California Educational Facilities Authority,
  10,000     California Institute of Technology Ser 1994................  4.75     01/07/00      10,000,000
   2,000     Pepperdine University Ser B................................  4.90     01/07/00       2,000,000
  15,165     Stanford University Ser L-5................................  4.90     01/07/00      15,165,000
            California Health Facilities Financing Authority,
   9,300     Adventist Health System/West 1998 Ser A & Ser B (MBIA).....  4.25     01/03/00       9,300,000
  14,000     Memorial Health Services 1994 Ser..........................  5.05     01/07/00      14,000,000
   2,425     St Joseph Health System Ser 1985A..........................  4.20     01/03/00       2,425,000
  11,000    California Housing Finance Agency, Single Family Mortgage
             1999 Ser E (AMT)...........................................  3.40     08/01/00      11,000,000
            California Pollution Control Financing Authority,
   5,040     Chevron USA Inc Ser 1983...................................  3.80     11/15/00       5,042,992
  10,485     Chevron USA Inc Ser 1984 B.................................  3.15     06/15/00      10,489,912
  15,500     OMS Equity of Stanislaus, Inc Ser 1987 (AMT)...............  4.40     01/03/00      15,500,000
   2,600     Pacific Gas & Electric Co 1996 Ser F.......................  4.25     01/03/00       2,600,000
  18,450     Pacific Gas & Electric Co 1997 Ser C (AMT).................  4.30     01/03/00      18,450,000
   3,000     Shell Oil Co 1991 Ser B....................................  4.20     01/03/00       3,000,000
   8,800     Shell Oil Co 1994 Ser A (AMT)..............................  4.40     01/03/00       8,800,000
  14,000     Shell Oil Co 1996 Ser A (AMT)..............................  4.20     01/03/00      14,000,000
  16,500    California Public Capital Improvements Financing Authority,
             Pooled Ser 1988 C..........................................  3.70     03/15/00      16,500,000
            California Statewide Communities Development Authority,
   6,270     House Ear Institute 1993 Ser A COPs........................  4.25     01/03/00       6,270,000
   6,100     St Joseph Health System COPs...............................  5.00     01/07/00       6,100,000
  13,000     Sutter Health Ser 1995 COPs (AMBAC)........................  4.20     01/03/00      13,000,000
   9,000    Chula Vista, San Diego Gas & Electric Co Ser 1996 A.........  4.30     01/03/00       9,000,000
   9,300    Contra Costa County, Multi-Family The Park Regency 1992 Ser
             A (AMT)....................................................  5.05     01/07/00       9,300,000
  10,500    Fremont, Creekside Village Multi-Family Issue D of 1985.....  4.90     01/07/00      10,500,000
   3,000    Irvine Assessment District No 94-15 Improving Bond Act
             1915.......................................................  4.20     01/03/00       3,000,000
            Irvine Ranch Water District,
   4,500     Cons Refg Ser 1985B........................................  4.00     01/03/00       4,500,000
   6,300     1986 Capital Improvement COPs..............................  4.30     01/03/00       6,300,000
   7,800     Cons Ser 1993 Nos 105, 140, 240 & 250......................  4.30     01/03/00       7,800,000

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued

PRINCIPAL
AMOUNT IN                                                                 COUPON    DEMAND
THOUSANDS                                                                 RATE+      DATE*        VALUE
-----------------------------------------------------------------------------------------------------------
            Los Angeles, Multi-Family
 $ 7,500     1985 Ser K.................................................  3.75 %   01/07/00    $  7,500,000
   4,500     1994 Ser A (AMT)...........................................  4.60     01/03/00       4,500,000
   7,755    Los Angeles County Metropolitan Transportation Authority,
             Prop C Sales Tax Refg Ser 1993-A (MBIA)....................  4.90     01/07/00       7,755,000
            M-S-R Public Power Agency,
   3,500     San Juan Sub Lien Ser 1997 D (MBIA)........................  5.10     01/07/00       3,500,000
  15,000     San Juan Sub Lien Ser 1997 E (MBIA)........................  4.80     01/07/00      15,000,000
   4,500     San Juan Sub Lien Ser 1998 F (MBIA)........................  4.35     01/03/00       4,500,000
            Metropolitan Water District of Southern California,
   6,000     Water 1997 Ser B...........................................  4.25     01/07/00       6,000,000
   3,500     Water 1997 Ser B...........................................  4.80     01/07/00       3,500,000
   8,500    Monterey County Financing Authority, 1995 Ser A.............  4.95     01/07/00       8,500,000
  23,900    Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992
             & 1996 Ser B & C...........................................  4.40     01/03/00      23,900,000
            Oakland Joint Powers Financing Authority,
  12,000     1998 Ser A-1 (FSA).........................................  5.00     01/07/00      12,000,000
   7,100     1998 Ser A-2 (FSA).........................................  4.70     01/07/00       7,100,000
  17,000    Rancho California Water District Financing Authority, Ser
             1998A (FGIC)...............................................  5.00     01/07/00      17,000,000
   3,800    Redlands, Orange Village Apts 1988 Ser A (AMT)..............  5.15     01/07/00       3,800,000
   2,000    Sacramento County, Administration Center & Courthouse Ser
             1990 COPs..................................................  4.70     01/07/00       2,000,000
  25,000    San Bernardino County, Medical Center Financing Ser 1998
             COPs (MBIA)................................................  4.95     01/07/00      25,000,000
   3,415    San Jacinto Unified School District, Ser 1997 COPs..........  5.00     01/07/00       3,415,000
   7,000    San Jose, Almaden Lake Village Apts Ser 1997 A (AMT)........  5.10     01/07/00       7,000,000
   7,200    San Jose Redevelopment Agency, Merged Area Ser 1996 B.......  4.20     01/07/00       7,200,000
   8,600    San Jose-Santa Clara Clean Water Financing Authority, Sewer
             Ser 1995 B (FGIC)..........................................  4.85     01/07/00       8,600,000
  10,000    Santa Clara County Financing Authority, Valley Medical
             Center 1994 Ser B..........................................  5.05     01/07/00      10,000,000
   6,400    Santa Clara County-El Camino Hospital District Hospital
             Facilities Authority, Valley Medical Center 1985 Ser A.....  4.55     01/07/00       6,400,000
  11,600    Southern California Public Power Authority, Transmission
             1991 Sub Refg Ser (AMBAC)..................................  4.85     01/07/00      11,600,000
   6,400    Turlock, Irrigation District Ser 1988 A.....................  5.15     01/07/00       6,400,000
  27,760    West Basin Municipal Water District, Ser 1997 B COPs........  4.80     01/07/00      27,760,000
   6,550    Western Riverside County Regional Wastewater Authority, Ser
             1996.......................................................  4.20     01/03/00       6,550,000

            PUERTO RICO
   3,000    Puerto Rico Government Development Bank, Refg Ser 1985
             (MBIA).....................................................  4.95     01/07/00       3,000,000
                                                                                               ------------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM VARIABLE RATE MUNICIPAL OBLIGATIONS
            (Amortized Cost $543,432,904)...................................................    543,432,904
                                                                                               ------------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued

                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER (19.8%)
            California Pollution Control Financing Authority,
 $11,600     Southern California Edison Co Ser 1985 A..................   3.50 %   01/20/00      3.50  %    $11,600,000
   2,500     Southern California Edison Co Ser 1985 A..................   3.50     01/27/00      3.50         2,500,000
   5,000     Southern California Edison Co Ser 1985 A..................   3.55     01/27/00      3.55         5,000,000
   5,000    Chula Vista, San Diego Gas & Electric Co Ser 1992 C
             (AMT).....................................................   3.65     02/03/00      3.65         5,000,000
            East Bay Municipal Utility District,
   4,000     Water.....................................................   3.20     01/13/00      3.20         4,000,000
   5,000     Water Ser 1997............................................   3.70     02/15/00      3.70         5,000,000
            Los Angeles,
   8,000     Wastewater Ser 1997.......................................   3.60     02/08/00      3.60         8,000,000
   5,000     Wastewater Ser 1997.......................................   3.30     02/09/00      3.30         5,000,000
   9,000     Wastewater Ser 1997.......................................   3.55     02/09/00      3.55         9,000,000
  15,000    Los Angeles County Metropolitan Transportation Authority,
             Sales Tax Ser A...........................................   3.55     02/11/00      3.55        15,000,000
   4,000    Sacramento Municipal Utility District, Ser I...............   3.40     01/18/00      3.40         4,000,000
            San Diego,
   7,500     San Diego Gas & Electric Co 1995 Ser B....................   3.55     01/12/00      3.55         7,500,000
   9,000     San Diego Gas & Electric Co 1995 Ser B....................   3.40     02/10/00      3.40         9,000,000
            San Diego County Water Authority,
  11,500     Ser #1....................................................   3.30     01/13/00      3.30        11,500,000
   6,500     Ser #1....................................................   3.55     02/07/00      3.55         6,500,000
   5,000    San Francisco Bay Area Transit Financing Authority, Ser
             1992 A....................................................   3.55     03/08/00      3.55         5,000,000
   3,280    San Francisco Airport Commission, San Francisco
             International Airport Ser 1997 A (AMT)....................   3.55     02/09/00      3.55         3,280,000
            University of California Regents,
   9,500     Ser A.....................................................   3.30     02/08/00      3.30         9,500,000
   6,000     Ser A.....................................................   3.30     02/10/00      3.30         6,000,000

            PUERTO RICO
            Puerto Rico Government Development Bank,
   4,100     Ser 1996..................................................   3.25     01/19/00      3.25         4,100,000
   3,000     Ser 1996..................................................   3.40     01/19/00      3.40         3,000,000
   6,000     Ser 1996..................................................   3.20     01/20/00      3.20         6,000,000
   5,000     Ser 1996..................................................   3.50     01/27/00      3.50         5,000,000
   5,000     Ser 1996..................................................   3.55     01/27/00      3.55         5,000,000
                                                                                                            -----------

            TOTAL CALIFORNIA TAX-EXEMPT COMMERCIAL PAPER
            (Amortized Cost $155,480,000)................................................................   155,480,000
                                                                                                            -----------

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

PORTFOLIO OF INVESTMENTS December 31, 1999 (unaudited) continued

                                                                                                YIELD TO
PRINCIPAL                                                                                       MATURITY
AMOUNT IN                                                                COUPON    MATURITY    ON DATE OF
THOUSANDS                                                                 RATE       DATE       PURCHASE       VALUE
------------------------------------------------------------------------------------------------------------------------
            CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (10.5%)
 $ 7,000    Alameda County, 1999-2000 TRANs, dtd 07/08/99..............   4.00 %   07/07/00      3.32  %    $ 7,023,652
  10,000    California Community College Financing Authority, 1999 Ser
             A TRANs, dtd 07/01/99.....................................   4.00     06/30/00      3.09        10,043,638
  26,000    California School Cash Reserve Program Authority, 1999 Pool
             Ser A (AMBAC), dtd 07/02/99...............................   4.00     07/03/00      3.10        26,114,060
   7,000    Kern County, Ser 1999 - 2000 TRANs, dtd 07/01/99...........   4.00     06/30/00      3.15         7,028,499
  24,700    Los Angeles County, 1999 - 2000 Ser A TRANs, dtd
             07/01/99..................................................   4.00     06/30/00      3.32        24,780,350
   8,000    Ventura County, Ser 1999 TRANs, dtd 07/01/99...............   4.00     07/06/00      3.20         8,031,654
                                                                                                            -----------

            TOTAL CALIFORNIA TAX-EXEMPT SHORT-TERM MUNICIPAL NOTES (Amortized Cost $83,021,853)..........    83,021,853
                                                                                                            -----------

            TOTAL INVESTMENTS (Amortized Cost $781,934,757) (a)...................................  99.3%   781,934,757

            CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES.........................................  0.7      5,470,044
                                                                                                     ----   -----------

            NET ASSETS............................................................................ 100.0%  $787,404,801
                                                                                                   ======   ===========


---------------------

   AMT      Alternative Minimum Tax.
   COPs     Certificates of Participation.
  TRANs     Tax and Revenue Anticipation Notes.
    +       Rate shown is rate in effect at December 31, 1999.
    *       Date on which the principal amount can be recovered through demand.
   (a)      Cost is the same for federal income tax purposes.

Bond Insurance:
  AMBAC     AMBAC Assurance Corporation.
   FGIC     Financial Guaranty Insurance Company.
   FSA      Financial Security Assurance Inc.
   MBIA     Municipal Bond Investors Assurance Corporation.

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
December 31, 1999 (unaudited)

ASSETS:
Investments in securities, at value
 (amortized cost $781,934,757).............................. $781,934,757
Cash........................................................    1,165,647
Interest receivable.........................................    4,748,728
Prepaid expenses and other assets...........................       49,187
                                                              -----------

    TOTAL ASSETS............................................  787,898,319
                                                              -----------

LIABILITIES:
Payable for:
    Investment management fee...............................      310,820
    Plan of distribution fee................................       65,946
    Shares of beneficial interest repurchased...............        1,699
Accrued expenses............................................      115,053
                                                              -----------

    TOTAL LIABILITIES.......................................      493,518
                                                              -----------

    NET ASSETS.............................................. $787,404,801
                                                              ===========

COMPOSITION OF NET ASSETS:
Paid-in-capital............................................. $787,404,502
Accumulated undistributed net investment income.............          299
                                                              -----------

    NET ASSETS.............................................. $787,404,801
                                                              ===========

NET ASSET VALUE PER SHARE,
 787,404,502 shares outstanding
 (unlimited shares authorized of $.01 par value)............        $1.00
                                                              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF OPERATIONS
For the six months ended December 31, 1999 (unaudited)

NET INVESTMENT INCOME:
INTEREST INCOME............................................. $11,141,203
                                                              ----------

EXPENSES:
Investment management fee...................................   1,726,817
Plan of distribution fee....................................     354,277
Registration fees...........................................      47,100
Transfer agent fees and expenses............................      44,108
Professional fees...........................................      38,016
Shareholder reports and notices.............................      22,749
Custodian fees..............................................      16,564
Trustees' fees and expenses.................................       8,189
Other.......................................................       4,971
                                                              ----------

    TOTAL EXPENSES..........................................   2,262,791

Less: expense offset........................................     (16,531)
                                                              ----------

    NET EXPENSES............................................   2,246,260
                                                              ----------
NET INVESTMENT INCOME.......................................  $8,894,943
                                                              ==========

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

STATEMENT OF CHANGES IN NET ASSETS
                                                                           FOR THE YEAR
                                                        FOR THE SIX           ENDED
                                                        MONTHS ENDED         JUNE 30,
                                                       DECEMBER 31, 1999       1999
---------------------------------------------------------------------------------------
                                                          (unaudited)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income................................    $  8,894,943      $ 14,766,018
Dividends from net investment income.................      (8,895,004)      (14,765,860)
Net increase from transactions in shares of
 beneficial interest.................................     161,651,580        75,973,793
                                                         ------------      ------------

    NET INCREASE.....................................     161,651,519        75,973,951

NET ASSETS:
Beginning of period..................................     625,753,282       549,779,331
                                                         ------------      ------------

    END OF PERIOD
    (Including undistributed net investment income of
    $299 and $360, respectively).....................    $787,404,801      $625,753,282
                                                         ============      ============

                       SEE NOTES TO FINANCIAL STATEMENTS

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited)

1. ORGANIZATION AND ACCOUNTING POLICIES

Active Assets California Tax-Free Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Trust's investment objective is to provide a high level of daily income which is exempt from federal and California income tax consistent with stability of principal and liquidity. The Trust was organized as a Massachusetts business trust on July 10, 1991 and commenced operations on November 12, 1991.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- Portfolio securities are valued at amortized cost, which approximates market value.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. The Trust amortizes premiums and accretes discounts over the life of the respective securities. Interest income is accrued daily.

C. FEDERAL INCOME TAX STATUS -- It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Trust records dividends and distributions to shareholders as of the close of each business day.

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement with Morgan Stanley Dean Witter Advisors, Inc. (the "Investment Manager"), the Trust pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Trust determined as of the close of each business day: 0.50% to the portion of the daily net assets not exceeding $500 million; 0.425% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.375% to the portion of the daily net assets exceeding $750 million but not exceeding

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) continued

$1 billion; 0.35% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.325% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.30% to the portion of the daily net assets exceeding $2 billion but not exceeding $2.5 billion; 0.275% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; and 0.25% to the portion of the daily net assets exceeding $3 billion.

Under the terms of the Agreement, in addition to managing the Trust's investments, the Investment Manager maintains certain of the Trust's books and records and furnishes, at its own expense, office space, facilities, equipment, clerical, bookkeeping and certain legal services and pays the salaries of all personnel, including officers of the Trust who are employees of the Investment Manager. The Investment Manager also bears the cost of telephone services, heat, light, power and other utilities provided to the Trust.

3. PLAN OF DISTRIBUTION

Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager, is the distributor of the Trust's shares and, in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection therewith.

Under the Plan, the Distributor bears the expense of all promotional and distribution related activities on behalf of the Trust, except for expenses that the Trustees determine to reimburse, as described below. The following activities and services may be provided by the Distributor and other broker-dealers under the Plan: (1) compensation to, and expenses of, the Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, and other broker-dealers; (2) sales incentives and bonuses to sales representatives and to marketing personnel in connection with promoting sales of the Trust's shares; (3) expenses incurred in connection with promoting sales of the Trust's shares; (4) preparing and distributing sales literature; and (5) providing advertising and promotional activities, including direct mail solicitation and television, radio, newspaper, magazine and other media advertisements.

The Trust is authorized to reimburse the Distributor for specific expenses the Distributor incurs or plans to incur in promoting the distribution of the Trust's shares. The amount of each monthly reimbursement payment may in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Trust's average daily net assets. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Trust through payments accrued in any subsequent

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

NOTES TO FINANCIAL STATEMENTS December 31, 1999 (unaudited) continued

fiscal year. For the six months ended December 31, 1999, the distribution fee was accrued at the annual rate of 0.10%.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 1999 aggregated $800,815,000 and $721,467,000, respectively.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Trust's transfer agent. At December 31, 1999, the Trust had transfer agent fees and expenses payable of approximately $400.

The Trust has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Trust who will have served as an independent Trustee for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension cost for the six months ended December 31, 1999 included in Trustees' fees and expenses in the Statement of Operations amounted to $2,569. At December 31, 1999, the Trust had an accrued pension liability of $41,561 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 1999   JUNE 30, 1999
                                                              -----------------   --------------
                                                                 (unaudited)
Shares sold.................................................    1,353,537,233      2,258,604,717
Shares issued in reinvestment of dividends..................        8,895,004         14,765,860
                                                               --------------     --------------
                                                                1,362,432,237      2,273,370,577
Shares repurchased..........................................   (1,200,780,657)    (2,197,396,784)
                                                               --------------     --------------
Net increase in shares outstanding..........................      161,651,580         75,973,793
                                                               ==============     ==============

ACTIVE ASSETS CALIFORNIA TAX-FREE TRUST

FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                             FOR THE SIX                           FOR THE YEAR ENDED JUNE 30,
                                            MONTHS ENDED         ----------------------------------------------------------------
                                          DECEMBER 31, 1999        1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------------------
                                             (unaudited)
SELECTED PER SHARE DATA:

Net asset value, beginning of period....       $  1.00            $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               -------            -------       -------       -------       -------       -------

Net income from investment operations...         0.012              0.023         0.028         0.028         0.028         0.029

Less dividends from net investment
 income.................................        (0.012)            (0.023)       (0.028)       (0.028)       (0.028)       (0.029)
                                               -------            -------       -------       -------       -------       -------

Net asset value, end of period..........       $  1.00            $  1.00       $  1.00       $  1.00       $  1.00       $  1.00
                                               =======            =======       =======       =======       =======       =======

TOTAL RETURN............................          1.24%(1)           2.31%         2.84%         2.83%         2.82%         2.89%

RATIOS TO AVERAGE NET ASSETS:
Expenses................................          0.62%(2)           0.63%(3)      0.64%         0.66%(3)      0.67%         0.67%

Net investment income...................          2.46%(2)           2.28%         2.79%         2.78%         2.79%         2.86%

SUPPLEMENTAL DATA:
Net assets, end of period, in
 thousands..............................      $787,405           $625,753      $549,779      $431,382      $384,218      $313,566

---------------------
(1) Not annualized.
(2) Annualized.
(3) Does not reflect the effect of expense offset of 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS

                      (This Page Intentionally Left Blank)

TRUSTEES
----------------------------------
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
----------------------------------
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

James F. Willison
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
----------------------------------
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
----------------------------------
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, New York 10036

INVESTMENT MANAGER
----------------------------------
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

The financial statements included herein have been taken from the records of the Trust without examination by the independent accountants and accordingly they do not express an opinion thereon.

This report is submitted for the general information of shareholders of the Trust. For more detailed information about the Trust, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Trust.

This report is not authorized for distribution to prospective investors in the Trust unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.


MORGAN STANLEY
DEAN WITTER
CALIFORNIA TAX-FREE TRUST


Semiannual Report

December 31, 1999